CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
General and administrative expenses	$ 18,013	$ 46,488	$ 43,734
Other income (expenses), net	(9)	728	(4)
Loss Before Income Tax	(53,782)	(84,545)	(196,657)
Income tax expense	(228)	74	(729)
Net Loss	(53,554)	(84,619)	(195,928)
Legal entities | Parent
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
Share of loss of subsidiaries and VIEs	(40,402)	(78,256)	(196,579)
General and administrative expenses	(13,140)	(5,897)
Other income (expenses), net	(12)	(465)
Loss Before Income Tax	(53,554)	(84,619)	(196,579)
Net Loss	$ (53,554)	$ (84,619)	$ (196,579)